Nature of the Business - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business [Line Items]
Accumulated deficit		$ (66,845,000)	$ (31,675,000)
Gross proceeds from sale of common stock	96,300,000	96,255,000
Cash balance		127,766,000	8,066,000	2,802,000	2,842,000
Redeemable Convertible Preferred Stock [Member]
Nature Of Business [Line Items]
Convertible preferred stock proceeds raised		$ 90,600,000